Property and equipment, net (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Servers, computers and equipment [Member] CNY	Dec. 31, 2013 Servers, computers and equipment [Member] CNY	Dec. 31, 2014 Leasehold improvement [Member] CNY	Dec. 31, 2013 Leasehold improvement [Member] CNY	Dec. 31, 2014 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2013 Furniture, fixture and office equipment [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2014 Construction in progress [Member] CNY	Dec. 31, 2013 Construction in progress [Member] CNY
Property and equipment, net [Line Items]
Gross carrying amount		392,989	195,171	304,117	152,404	32,392	23,257	13,879	9,672	10,815	5,186	31,786	4,652
Less: accumulated depreciation		(158,761)	(92,535)
Property and equipment, net	$ 37,751	234,228	102,636